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[Janus letterhead]




August 27, 2008


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:  JANUS ADVISER SERIES (the "Registrant")
     1933 Act File No. 333-33978
     1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find definitive additional materials filed on Schedule 14A relating to the definitive proxy statement filed with the Securities and Exchange Commission on August 27, 2008.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt
Associate Counsel

Enclosure

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Cindy A. Antonson
     Donna Brungardt